Tax - Schedule of Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	£ 21	£ 61	£ 61
Current tax expense	(1,282)	(1,222)	(1,262)
Deferred tax expense	(334)	20	(587)
Tax expense	(1,616)	(1,202)	(1,849)
UK corporation tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,307)	(1,181)	(1,307)
Adjustments in respect of prior years	90	(2)	87
Current tax expense	(1,217)	(1,183)	(1,220)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(52)	(41)	(44)
Adjustments in respect of prior years	(13)	2	2
Current tax expense	(65)	(39)	(42)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	(278)	(41)	(559)
Adjustments in respect of prior years	£ (56)	£ 61	£ (28)